Income Taxes - Schedule of Reconciliation of Taxes at the Hong Kong Profit Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of Taxes at the Hong Kong Profit Tax Rate [Line Items]
Income before income taxes	$ 852,892	$ 1,217,639	$ 1,596,734
Profit tax rate amount	(20,572)	(21,097)	(21,194)
Provision for income taxes	126,958	179,813	$ 242,267
Less: Cayman loss before tax [Member]
Schedule of Reconciliation of Taxes at the Hong Kong Profit Tax Rate [Line Items]
Income before income taxes	(41,228)
Tax at Hong Kong profit tax rate [Member]
Schedule of Reconciliation of Taxes at the Hong Kong Profit Tax Rate [Line Items]
Income before income taxes	$ 894,120	$ 1,217,639
Hong Kong profit tax rate	16.50%	16.50%	16.50%
Profit tax rate amount	$ 147,530	$ 200,910	$ 263,461